Segmented information (Schedule of segments, assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total assets	$ 5,312,634	$ 4,325,943
Total liabilities	3,105,795	2,754,134
Property, plant and equipment	4,316,006	3,552,430
Peru [Member]
Disclosure of operating segments [line items]
Total assets	2,406,260	2,532,750
Total liabilities	1,086,229	974,184
Property, plant and equipment	2,001,716	2,115,495
Manitoba [Member]
Disclosure of operating segments [line items]
Total assets	672,915	690,403
Total liabilities	413,331	427,107
Property, plant and equipment	693,941	691,836
British Columbia [Member]
Disclosure of operating segments [line items]
Total assets	1,027,976
Total liabilities	276,723
Property, plant and equipment	853,075
Arizona [Member]
Disclosure of operating segments [line items]
Total assets	736,680	713,567
Total liabilities	23,446	36,131
Property, plant and equipment	727,903	704,472
Corporate and other activities [Member]
Disclosure of operating segments [line items]
Total assets	468,803	389,223
Total liabilities	1,306,066	1,316,712
Property, plant and equipment	39,371	40,627
Corporate and other activities [Member] | Nevada [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	$ 27,600	$ 27,400